Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Loss before Provision for income taxes	Loss before provision for income taxes after the adoption of ASU 2023-09 was as follows:
For the year ended December 31, 2025
(in thousands)
PRC	(81,038)
Foreign	(2,817)
Total	(83,855)

Schedule of Components of Provision For Income Taxes

The components of provision for income taxes after the adoption of ASU 2023-09 were as follows:

For the year ended December 31, 2025
(in thousands)
Current tax	531
PRC	907
Foreign	(376)
Deferred taxation	(36,854)
PRC	(36,204)
Foreign	(650)
Income tax benefit	(36,323)

The components of provision for income before the adoption of ASU 2023-09 were as follows:

	For the year ended December 31,
	2023	2024
	(in thousands)
Current tax	4,185	14,723
Deferred taxation	(12,941)	(16,043)
Income tax benefit	(8,756)	(1,320)

Schedule of Cash Income Taxes Paid	The amounts of cash income taxes paid by the Group after the adoption of ASU 2023-09 were as follows:
For the year ended December 31, 2025
(in thousands)
PRC	1,382
Singapore	325
Total	1,707

Summary of income tax rate and the PRC statutory

A reconciliation between the effective income tax rate and the PRC statutory income tax rate after the adoption of ASU 2023-09 is as follows:

	For the year ended December 31, 2025
	(in thousands)%
PRC statutory income tax rates	(20,964)	25.00%
Foreign tax effects	(70)	0.08%
Effect of PRC preferential tax rates and tax holiday	(9,336)	11.14%
Nontaxable or nondeductible items
Share-based compensation expense	1,154	(1.38)%
Others	27	(0.03)%
Effect of additional deduction of research and development expense	(7,249)	8.65%
Effect of intercompany transactions	(900)	1.07%
Effect of tax losses and temporary differences not recognized	(64)	0.08%
Change in valuation allowance	1,079	(1.29)%
Total	(36,323)	43.32%

A reconciliation between the effective income tax rate and the PRC statutory income tax rate before the adoption of ASU 2023-09 is as follows:

	For the year ended December 31,
	2023	2024
PRC statutory income tax rates	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	(1.25)%	(10.95)%
Effect of preferential tax rates and tax holiday	(12.20)%	5.07%
Effect of expenses not deductible for tax purposes (i)	(1.56)%	2.55%
Effect of additional deduction of research and development expense	13.01%	(26.14)%
Effect of tax losses and temporary differences not recognized	1.64%	2.84%
Change in valuation allowance	—	(1.00)%
Total	24.64%	(2.63)%

(i)	Expenses not deductible for tax purposes primarily consist of share-based compensation expense and entertainment expenses exceeding the pre-tax deduction limit.

Summary of Deferred Tax Assets And Liabilities

	As of December 31,
	2024	2025
	(in thousands)
Deferred tax assets:
Accrued expense and others	324	288
Inventory provision	10,090	35,313
Impairment on prepayment	696	72
Provision of purchase commitment	60	—
Impairment of long-lived assets	32	47
Product warranty	24	57
Intercompany unrealized profit	—	4,506
Tax loss	19,145	28,066
Total deferred tax assets before valuation allowance	30,371	68,349
Valuation allowance	—	(1,079)
Total deferred tax assets	30,371	67,270
Deferred tax liabilities:
Unrealized gain and accrued interest income on investments	(264)	(290)
Accelerated tax depreciation	(1,165)	(1,184)
Total deferred tax liabilities	(1,429)	(1,474)
Presentation in the consolidate balance sheet:
Deferred tax assets, net	28,942	65,796

Schedule of Valuation Allowances For Deferred Valuation Allowances

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2023	2024	2025
	(in thousands)
Beginning balance	—	503	—
Additions during the year	503	—	1,079
Reverse during the year	—	(503)	—
Ending balance	503	—	1,079